Basis of Presentation, Organization and Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 06, 2013	Aug. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) Securities shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment shares	Dec. 31, 2013 USD ($) shares
Schedule of Available-for-sale Securities [Line Items]
Shares sold in initial public offering		4,600,000	6,325,000
Initial public offering price per share | $ / shares		$ 9.50	$ 8.00
Offering costs | $					$ 7,396,000	$ 7,661,000	$ 1,693,000
Authorized shares of common stock				200,000,000		200,000,000	180,000,000
Authorized shares of undesignated preferred stock				10,000,000		10,000,000	0
Number of operating segment | Segment						1
Impairment charges on investment securities | $				$ 0		$ 0
Investment securities, unrealized loss position for more than 12 months | $						$ 0	$ 0
Income tax benefit, likelihood of realized upon ultimate settlement						More than 50%
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impairment charges on investment securities | $				$ 0		$ 0
Investment securities, unrealized loss position for more than 12 months | $						0
Number of investment securities | Securities				0
Celladon Europe [Member]
Schedule of Available-for-sale Securities [Line Items]
Ownership interest, percentage	90.00%
Initial Public Offering [Member]
Schedule of Available-for-sale Securities [Line Items]
Shares sold in initial public offering			6,325,000
Initial public offering price per share | $ / shares			$ 8.00
Underwriters option to purchase additional shares of common stock			825,000
Offering costs | $			$ 2,800,000			$ 1,107,000	$ 1,693,000
Proceeds from issuance of common stock, net | $			$ 44,300,000
Authorized shares of common stock			200,000,000
Authorized shares of undesignated preferred stock			10,000,000
Underwritten Public Offering [Member]
Schedule of Available-for-sale Securities [Line Items]
Shares sold in initial public offering		4,600,000
Initial public offering price per share | $ / shares		$ 9.50
Underwriters option to purchase additional shares of common stock		600,000
Proceeds from issuance of common stock, net | $		$ 40,700,000
Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Property and equipment estimated useful lives of the assets						3 years
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Highly liquid investments original maturity period						3 months
Property and equipment estimated useful lives of the assets						5 years